ProFund VP Small-Cap Expense Example - ProFund VP Small-Cap - None	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 171
Expense Example, with Redemption, 3 Years	569
Expense Example, with Redemption, 5 Years	993
Expense Example, with Redemption, 10 Years	$ 2,175